Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	9 Months Ended				12 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Apr. 20, 2014 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Apr. 20, 2014 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Sep. 30, 2014 Central Fairwinds [Member]	Sep. 30, 2014 Washington Group Plaza [Member]	Sep. 30, 2014 Washington Group Plaza [Member] 2013 [Member]	Sep. 30, 2014 Washington Group Plaza [Member] 2014 [Member]	Sep. 30, 2014 Washington Group Plaza [Member] 2015 [Member]	Jun. 30, 2013 Washington Group Plaza [Member] Predecessor [Member]	Dec. 31, 2013 Washington Group Plaza [Member] Predecessor [Member]	Jun. 30, 2013 Washington Group Plaza [Member] Predecessor [Member] 2013 [Member]	Dec. 31, 2013 Washington Group Plaza [Member] Predecessor [Member] 2013 [Member]	Jun. 30, 2013 Washington Group Plaza [Member] Predecessor [Member] 2014 [Member]	Dec. 31, 2013 Washington Group Plaza [Member] Predecessor [Member] 2014 [Member]	Jun. 30, 2013 Washington Group Plaza [Member] Predecessor [Member] 2015 [Member]	Dec. 31, 2013 Washington Group Plaza [Member] Predecessor [Member] 2015 [Member]	Sep. 30, 2014 Range 1 [Member] Central Fairwinds [Member]	Sep. 30, 2014 Range 2 [Member] Central Fairwinds [Member]	Sep. 30, 2014 Range 3 [Member] Central Fairwinds [Member]	Sep. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Predecessor [Member]	Jun. 30, 2013 Minimum [Member] Washington Group Plaza [Member] Predecessor [Member]
Other Commitments [Line Items]
Property management fee, percentage																										1.75%	1.75%	1.75%
Property management fee, per month amount															$ 10,000
Property management fee in excess of net operating income, percentage											15.00%				15.00%	15.00%
Minimum property management fee												5,000,000	5,450,000	5,600,000			5,000,000	5,000,000	5,450,000	5,500,000	5,600,000	5,600,000
Property management fee, percentage of gross revenue											1.00%				1.00%	1.00%
Asset management agreement initial term														3 years							3 years
Asset management agreement renewal term														2 years							2 years
Property management fees	225,719	384,615	619,497	27,265	143,764	234,882	397,297	539,460	571,420							90,745
Percentage of leased area										76.00%
Percentage of Earn-Out Threshold																							70.00%	80.00%	90.00%
Stabilized capitalization rate										7.75%
Earn-Out Payment, Description										The Company will make any additional Earn-Out Payment within 30 days of the end of the Earn-Out Term based on new qualified leases entered into since the achievement of the last Earn-Out Threshold.
Estimated fair value of earn-out liability	8,000,000	8,000,000	8,000,000
Change in fair value of earn-out	$ (942,650)	$ (1,047,515)	$ (1,047,515)